[Aetna letterhead]                 Aetna Inc.
[Aetna logo]                       151 Farmington Avenue
                                   Hartford, CT  06156-3124


                                   Ellen Valvo
                                   Paralegal
                                   Law Division, SH11
May 4, 1999                        Investments & Financial Services
                                   (860) 275-2166
                                   Fax:  (860) 275-2158


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filing Desk

Re:    Aetna Generation Portfolios, Inc.
       Files Nos. 33-88334 and 811-8934
       Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 8 of Aetna Generation Portfolios, Inc. (the "Fund") that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 8 to the Fund's Registration Statement on Form N-1A effective May 3, 1999.

If you have any questions regarding this submission, please contact the undersigned at (860) 275-2166.

Sincerely,

/s/ Ellen Valvo

Ellen Valvo